Taxes Payable (Details) - Schedule of taxes payable - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes Payable [Abstract]
Value-added tax	¥ 748,102	¥ 530,980
Surtaxes	34,284	84,187
Withholding individual income tax	67,797	33,971
Total	¥ 850,183	¥ 649,138